Leases - Summary of Detailed Information About Lease Liabilities Recognized In Cash Flow Statement Explanatory (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Presentation of leases for lessee [abstract]
Operating activities	$ 107	$ 108	$ 92
Investing activities	(4)	(4)	0
Financing activities	30	46	28
Net cash paid	$ 133	$ 150	$ 120